Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Carrying Value of Long Term Debt Instruments

(a) Carrying value of long-term debt instruments

As at December 31,	Issue date	Maturity date	Par value	2017	2016
4.70% Senior notes(1),(3)	June 23, 2016	June 23, 2046	US$ 1,000	$1,246	$1,333
5.375% Senior notes(2),(3)	March 4, 2016	March 4, 2046	US$ 750	928	994
3.527% Senior notes(2),(3)	December 2, 2016	December 2, 2026	US$ 270	338	361
4.150% Senior notes(2),(3)	March 4, 2016	March 4, 2026	US$ 1,000	1,246	1,333
4.90% Senior notes(2),(3)	September 17, 2010	September 17, 2020	US$ 500	626	669
7.768% Medium-term notes(4)	April 8, 2009	April 8, 2019	$ 600	–	599
5.505% Medium-term notes(5)	June 26, 2008	June 26, 2018	$ 400	400	400
Other notes payable(6)	n/a	n/a	n/a	1	7
Total				$4,785	$5,696

(1)	MFC may redeem the notes in whole, but not in part, on June 23, 2021 and thereafter on every June 23, at a redemption price equal to par, together with accrued and unpaid interest.
(2)	MFC may redeem the senior notes in whole or in part, at any time, at a redemption price equal to the greater of par and a price based on the yield of a corresponding U.S. Treasury bond plus a specified number of basis points. The specified number of basis points is as follows: 5.375% – 40 bps, 3.527% – 20 bps, 4.150% – 35 bps, and 4.90% – 35 bps.
(3)	These U.S. dollar senior notes have been designated as hedges of the Company’s net investment in its U.S. operations which reduces the earnings volatility that would otherwise arise from the re-measurement of these senior notes into Canadian dollars.
(4)	On October 6, 2017, MFC redeemed, prior to maturity, all of its outstanding 7.768% medium term notes due April 8, 2019. The early redemption premium of $44 before income taxes was recorded as interest expense.
(5)	MFC may redeem the medium-term notes in whole or in part, at any time, at a redemption price equal to the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 39 basis points.
(6)	Other notes payable were substantially repaid during the year.

Aggregate Maturities of Long-term Debt

(c) Aggregate maturities of long-term debt

As at December 31,	2017	2016
Less than one year	$401	$7
One to two years	–	400
Two to three years	626	599
Three to four years	–	669
Four to five years	–	–
Greater than five years	3,758	4,021
Total	$4,785	$5,696